Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders	(1,441,913)	(177,872)	(311,782)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	494,055,703	502,801,926	458,636,327
Basic and diluted loss per share	(2.92)	(0.35)	(0.68)

Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share

For the years ended December 31, 2021, 2022 and 2023, the following shares outstanding were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2021	2022	2023
Shares issuable upon exercise of share options	46,558,578	38,654,688	36,121,292
Shares issuable upon vesting of restricted shares	14,430,689	8,315,206	3,391,172